Fair Value Measurements - Schedule of assets and liabilities measured at fair value on recurring basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Liabilities fair value	$ 94,925,250	$ 4,879,000
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Liabilities fair value	$ 106,087,500	$ 8,797,500